Lease - Schedule of Lease Right-of-Use Assets (Details)	6 Months Ended
Sep. 30, 2025 USD ($)
Schedule of Lease Right-of-Use Assets [Abstract]
Lease right-of-use assets, net as of March 31, 2024	$ 482,489
Addition during the fiscal year ended March 31, 2025	503,039
Right-of-use assets modification
Right-of-use assets amortization	(412,272)
Foreign currency translation adjustments	300
Lease right-of-use assets, net as of September 30, 2025	573,556
Total lease liabilities as of March 31, 2025	499,515
Addition during the six months ended September 30, 2025	503,039
Total lease liabilities modification
Repayment	(420,166)
Foreign currency translation adjustments	265
Total lease liabilities as of September 30, 2025	$ 582,653